Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Future Principal Payments Under Loan

Future principal payments under the Loan as of December 31, 2020 are as follows (in thousands):

2021	$9,027
Total future principal payments	9,027
Less unamortized debt discount	(27)
Total balance, balance sheet	$9,000
Term loan- current portion	$9,000